Consolidated Statements of Profit or Loss - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Profit or loss [abstract]
Revenue	$ 413,901,480	$ 551,830,966	$ 563,451,016
Other income	5,031,827	48,833	956,336
Cost of materials	(373,451,132)	(492,189,652)	(432,030,831)
Change in inventory of finished goods	(106,193,580)	35,517,661	(22,509,438)
Employee benefit expenses (Note 24,31)	(6,797,731)	(8,753,175)	(12,884,266)
Depreciation and amortization (Note 25)	(1,617,118)	(1,778,968)	(2,061,698)
Freight, forwarding and handling expenses	(2,535,261)	(3,139,061)	(9,082,563)
Other expenses (Note 26)	(12,705,159)	(14,905,710)	(23,275,173)
Total	(84,366,674)	66,630,894	62,563,383
Finance costs (Note 27)	(34,108,621)	(29,272,826)	(27,063,456)
Finance income (Note 27)	29,669	263,231	1,187,095
Other gains and (losses) (Note 28)	4,908,564	(1,512,928)	1,123,900
Profit/(loss) before tax	113,537,062	(36,108,371)	(37,810,922)
Income tax expense (Note 23)	19,941,298	(4,596,968)	(4,897,325)
Profit/(loss) after tax for the year	(93,595,764)	31,511,403	32,913,597
Profit/loss) after tax for the year attributable to:
Shareholders of the Company	(78,222,174)	25,087,388	25,792,843
Non-controlling interest	$ (15,373,590)	$ 6,424,015	$ 7,120,754
Earnings per share
Basic earnings per share (in dollars per share) (Note 29)	$ (2.30)	$ 0.84	$ 0.90
Diluted earnings per share (in dollars per share) (Note 29)	$ (2.30)	$ 0.84	$ 0.90